EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.01%
73,902	African Rainbow Minerals Ltd(a)	$ 663,893
1,983,900	Baoshan Iron & Steel Co Ltd Class A	1,657,721
814	Ecopro Co Ltd	540,326
120,033	Gold Fields Ltd Sponsored ADR	1,303,558
127,200	Grupo Mexico SAB de CV Series B	601,130
19,064	KGHM Polska Miedz SA(a)	485,666
8,783	LG Chem Ltd(b)	3,215,774
432,700	Meihua Holdings Group Co Ltd Class A	571,547
464,800	Metalurgica Gerdau SA	1,030,104
25,592	Navin Fluorine International Ltd	1,159,184
6,293	POSCO Holdings Inc	2,479,245
473,418	Sappi Ltd(a)	1,101,173
29,794	Saudi Basic Industries Corp	656,043
29,345	Sociedad Quimica y Minera de Chile SA Sponsored ADR	1,751,016
126,425	Sunresin New Materials Co Ltd Class A	1,012,139
15,431	Supreme Industries Ltd	765,871
200,400	Tianqi Lithium Corp Class H	1,117,577
161,300	Vale SA	2,165,727
530,555	Vedanta Ltd	1,414,259
995,600	Yunnan Aluminium Co Ltd Class A	2,065,692
		25,757,645
Communications — 14.91%
159,000	Accton Technology Corp	2,439,407
1,881,400	Alibaba Group Holding Ltd(b)	20,398,490
17,088	Baidu Inc Sponsored ADR(b)	2,295,773
34,288	Cartrade Tech Ltd(b)	226,567
1,030,100	China United Network Communications Ltd Class A(b)	695,931
101,200	Etihad Etisalat Co	1,202,112
18,008	Info Edge India Ltd	900,435
152,659	JD.com Inc Class A	2,221,011
55,469	KT Corp	1,365,862
220,300	Kuaishou Technology(b)(c)	1,752,643
529,510	Meituan Class B(b)	7,665,288
2,241	MercadoLibre Inc(b)	2,841,319
500	momo.com Inc	7,811
3,262,000	My EG Services Bhd	551,211
6,701	Naspers Ltd Class N	1,072,139
10,033	NAVER Corp	1,500,081
2,760	NCSoft Corp	453,774
200,852	Ooredoo QPSC	589,865
450,066	Orange Polska SA(a)	768,264
40,716	PDD Holdings Inc ADR(b)	3,993,018
48,522	Route Mobile Ltd	926,771
3,722	Samsung SDI Co Ltd	1,406,591
10,521	Saudi Research & Media Group(b)	461,418
Shares		Fair Value
Communications — (continued)
237,380	Saudi Telecom Co	$ 2,380,648
25,723	TeamLease Services Ltd(b)	803,844
99,100	Telefonica Brasil SA	847,167
3,193,400	Telkom Indonesia Persero Tbk PT	774,102
687,700	Tencent Holdings Ltd	26,657,975
99,987	Tencent Music Entertainment Group ADR(b)	637,917
371,500	TIM SA	1,104,918
21,719	Trip.com Group Ltd ADR(b)	759,513
381,538	Turkcell Iletisim Hizmetleri AS(b)	740,291
81,638	Vipshop Holdings Ltd ADR(b)	1,307,024
67,100	Vodacom Group Ltd	374,807
458,600	Xiaomi Corp Class B(b)(c)	722,661
2,394,529	Zomato Ltd(b)	2,916,536
		95,763,184
Consumer, Cyclical — 10.43%
341,600	Alsea SAB de CV(b)	1,246,637
621,255	Americana Restaurants International PLC	693,469
168,200	ANTA Sports Products Ltd	1,882,048
3,018,000	Astra International Tbk PT	1,212,210
7,066	BGF retail Co Ltd	738,696
187,000	BYD Co Ltd Class H	5,761,512
37,650	Ceat Ltd	960,925
242,000	China Motor Corp	731,613
112,664	Clicks Group Ltd	1,539,079
113,220	Contemporary Amperex Technology Co Ltd Class A	3,162,540
9,632	Craftsman Automation Ltd	536,517
266,194	Crompton Greaves Consumer Electricals Ltd	991,690
1,426,000	Eva Airways Corp	1,315,551
7,775	F&F Co Ltd	650,421
127,080	Feng TAY Enterprise Co Ltd	721,265
192,400	Fuyao Glass Industry Group Co Ltd Class H(c)	880,096
947,000	Haidilao International Holding Ltd(c)	2,525,019
391,000	Haier Smart Home Co Ltd Class H	1,222,097
303,000	Hisense Visual Technology Co Ltd Class A	934,273
49,000	Jinan Acetate Chemical Co Ltd	1,677,651
225,930	Jollibee Foods Corp	914,957
69,982	JUMBO SA	1,923,700
13,884	JYP Entertainment Corp	1,152,881
116,092	Kia Corp	6,987,608
57,065	KPIT Technologies Ltd	788,969
36,226	LG Electronics Inc	2,703,092
51,426	Li Auto Inc ADR(b)	1,833,337
185,000	Lite-On Technology Corp	698,451
24,265,400	Map Aktif Adiperkasa PT	1,256,055
42,161	MINISO Group Holding Ltd ADR	1,091,970
95,000	Nien Made Enterprise Co Ltd	912,049

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
27,828,300	Nusantara Sejahtera Raya Tbk PT(b)(c)	$ 540,181
60,400	Oppein Home Group Inc Class A	796,058
42,420	Poya International Co Ltd	633,772
555,600	Samsonite International SA(b)(c)	1,900,000
466,100	Sendas Distribuidora SA	1,130,350
164,100	Shenzhou International Group Holdings Ltd	1,560,530
25,777	SL Corp	622,980
182,103	Sona Blw Precision Forgings Ltd(c)	1,276,824
228,900	Suofeiya Home Collection Co Ltd Class A	597,458
222,901	Tata Motors Ltd	1,686,002
359,000	Tong Yang Industry Co Ltd	871,354
74,332	Turk Hava Yollari AO(b)	656,084
413,600	Wal-Mart de Mexico SAB de CV	1,561,131
68,170	Wowprime Corp	554,686
52,847	Yum China Holdings Inc	2,944,635
		66,978,423
Consumer, Non-Cyclical — 10.77%
42,461	Almarai Co JSC	720,451
23,013	Apollo Hospitals Enterprise Ltd	1,421,019
488,900	Arca Continental SAB de CV	4,454,033
1,231,600	Bangkok Dusit Medical Services PCL NVDR	902,024
30,395	Britannia Industries Ltd	1,659,873
259,200	Bumrungrad Hospital PCL	1,879,267
334,000	China Mengniu Dairy Co Ltd	1,114,072
94,000	China Resources Beer Holdings Co Ltd	513,469
47,187	Chongqing Brewery Co Ltd Class A	552,106
194,852	Cipla Ltd	2,778,978
3,447	CJ CheilJedang Corp	782,478
48,445	Coca-Cola Femsa SAB de CV Sponsored ADR	3,800,026
2,036,000	CSPC Pharmaceutical Group Ltd	1,489,016
18,162	Dino Polska SA(b)(c)	1,471,914
77,884	Dr Reddy's Laboratories Ltd	5,226,804
90,554	Glenmark Pharmaceuticals Ltd	931,407
285,860	Hualan Biological Engineering Inc Class A	870,227
58,989	Humansoft Holding Co KSC	596,282
120,200	Hypera SA	890,999
404,100	International Container Terminal Services Inc	1,476,280
879,200	Kimberly-Clark de Mexico SAB de CV Class A(a)	1,750,580
23,700	Kweichow Moutai Co Ltd Class A	5,877,898
9,606,600	Monde Nissin Corp(c)	1,533,034
26,759	Nahdi Medical Co	1,029,183
102,452	National Marine Dredging Co(b)	642,652
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,272	National Medical Care Co	$ 662,753
5,213	Nestle India Ltd	1,410,870
16,657	New Oriental Education & Technology Group Inc Sponsored ADR(a)(b)	975,267
107,600	Nongfu Spring Co Ltd Class H(c)	617,097
20,017	Orion Corp	1,908,058
37,315	Richter Gedeon Nyrt	903,205
2,294	Samsung Biologics Co Ltd(b)(c)	1,157,981
53,459	Sarantis SA	415,419
54,100	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	2,010,256
227,200	Sinopharm Group Co Ltd Class H	658,726
5,445,100	Sumber Alfaria Trijaya Tbk PT	1,042,866
403,414	Sun Pharmaceutical Industries Ltd	5,615,714
243,956	Tata Consumer Products Ltd	2,571,281
44,302	Torrent Pharmaceuticals Ltd	1,027,960
170,200	WuXi AppTec Co Ltd Class H(a)(c)	2,029,657
97,000	Wuxi Biologics Cayman Inc(b)(c)	563,750
183,900	YDUQS Participacoes SA	724,763
294,000	Yihai International Holding Ltd	504,423
		69,164,118
Energy — 4.43%
349,500	Huaibei Mining Holdings Co Ltd Class A	670,053
1,236,000	Kunlun Energy Co Ltd	1,063,646
79,550	MOL Hungarian Oil & Gas PLC	602,543
237,271	ORLEN SA	3,178,906
4,016,000	PetroChina Co Ltd Class H(b)	3,009,722
326,440	Petroleo Brasileiro SA Sponsored ADR	4,893,335
87,900	PRIO SA(b)	821,896
495,700	PTT Exploration & Production PCL	2,314,149
157,079	Reliance Industries Ltd(b)	4,422,508
536,283	Saudi Arabian Oil Co(c)	4,996,060
190,800	Shanghai Aiko Solar Energy Co Ltd Class A	585,231
216,400	Shanxi Lu'an Environmental Energy Development Co Ltd Class A	564,529
110,000	Sungrow Power Supply Co Ltd Class A	1,348,357
		28,470,935
Financial — 21.75%
66,922	Absa Group Ltd(a)	616,740
902,892	Abu Dhabi Commercial Bank PJSC	2,126,303
199,780	Abu Dhabi Islamic Bank PJSC	612,440
505,711	Akbank TAS	616,010
113,049	Alinma Bank	1,007,664
312,647	Axis Bank Ltd	3,891,750
8,232	Bajaj Finance Ltd	772,150

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
287,500	Banco do Brasil SA(b)	$ 2,702,525
35,773	Bancolombia SA Sponsored ADR	954,424
323,900	Bangkok Bank PCL	1,460,656
4,601,300	Bank BTPN Syariah Tbk PT	566,267
6,809,500	Bank Central Asia Tbk PT	3,879,611
11,788,000	Bank Mandiri Persero Tbk PT	4,588,208
712,172	Bank of Baroda	1,828,652
6,707,000	Bank of China Ltd Class H	2,336,573
1,686,000	Bank of Communications Co Ltd Class H(b)	1,018,320
10,143,000	Bank Rakyat Indonesia Persero Tbk PT(b)	3,425,626
115,100	BB Seguridade Participacoes SA	716,262
917,630	BDO Unibank Inc	2,296,710
3,108,700	BFI Finance Indonesia Tbk PT	230,311
903,100	Caixa Seguridade Participacoes SA	2,005,072
78,748	Can Fin Homes Ltd	723,615
257,040	Chailease Holding Co Ltd	1,443,342
5,435,000	China CITIC Bank Corp Ltd Class H	2,522,120
5,327,000	China Construction Bank Corp Class H	2,994,586
1,678,000	China Galaxy Securities Co Ltd Class H	863,028
457,200	China International Capital Corp Ltd Class H(c)	834,520
1,065,500	China Merchants Bank Co Ltd Class H	4,423,536
235,000	China Pacific Insurance Group Co Ltd Class H	585,028
136,000	China Resources Land Ltd	540,075
129,600	China Resources Mixc Lifestyle Services Ltd(a)(c)	521,660
740,400	China Taiping Insurance Holdings Co Ltd	733,268
2,205,100	CIMB Group Holdings Bhd(b)	2,547,420
54,701	Co for Cooperative Insurance	1,837,733
49,048	Computer Age Management Services Ltd	1,479,469
5,353	Credicorp Ltd	685,023
16,845	DB Insurance Co Ltd	1,116,144
1,012,720	Emaar Properties PJSC	2,216,273
180,648	Emirates NBD Bank PJSC	875,443
612,307	Eurobank Ergasias Services & Holdings SA Class A(b)	941,791
371,163	FirstRand Ltd	1,249,863
75,804	Five-Star Business Finance Ltd(b)	635,115
74,853	Godrej Properties Ltd(b)	1,396,814
105,424	HDFC Bank Ltd	1,933,467
40,400	Hong Kong Exchanges & Clearing Ltd	1,499,356
32,276	Hyundai Marine & Fire Insurance Co Ltd	774,980
756,159	ICICI Bank Ltd	8,663,163
829,565	IDFC First Bank Ltd(b)	950,089
Shares		Fair Value
Financial — (continued)
1,838,000	Industrial & Commercial Bank of China Ltd Class H	$ 881,580
124,455	Industrial Bank of Korea	1,032,703
304,100	Itau Unibanco Holding SA	1,643,751
450,475	Jio Financial Services Ltd(b)	1,254,194
109,022	JSE Ltd	531,355
325,978	Karnataka Bank Ltd	974,787
519,535	Karur Vysya Bank Ltd	834,633
97,376	KB Financial Group Inc	3,971,665
161,565	KE Holdings Inc ADR	2,507,489
4,092,100	Krung Thai Bank PCL NVDR	2,130,111
135,861	LIC Housing Finance Ltd	757,842
432,903	Manappuram Finance Ltd	779,197
47,614	Meritz Financial Group Inc	1,948,605
988,580	Metropolitan Bank & Trust Co	942,581
503,642	National Bank of Greece SA(b)	2,835,420
105,126	NEPI Rockcastle NV	577,995
90,325	Nova Ljubljanska Banka dd GDR	1,372,852
351,400	Odontoprev SA	766,899
1,807,918	Old Mutual Ltd	1,151,567
62,649	Pagseguro Digital Ltd Class A(b)	539,408
21,172,900	Pakuwon Jati Tbk PT	598,854
5,665,000	People's Insurance Co Group of China Ltd Class H	2,026,562
2,406,000	PICC Property & Casualty Co Ltd Class H	3,080,858
1,227,500	Ping An Insurance Group Co of China Ltd Class H	6,961,947
217,951	Piraeus Financial Holdings SA(b)	643,225
565,331	Prologis Property Mexico SA de CV REIT	1,948,287
28,879	Reinet Investments SCA	634,099
87,287	Remgro Ltd	684,604
3,959	Samsung Fire & Marine Insurance Co Ltd	761,419
106,129	Saudi National Bank	928,581
96,731	SBI Life Insurance Co Ltd(c)	1,517,334
42,530	Shriram Transport Finance Co Ltd(b)	981,478
60,994	Standard Bank Group Ltd(a)	591,844
728,751	State Bank of India	5,234,699
20,997,000	TMBThanachart Bank PCL	989,692
1,430,615	Turkiye Is Bankasi AS Class C	1,339,805
78,598	Woori Financial Group Inc	712,497
		139,709,614
Industrial — 7.20%
1,087,100	Airports of Thailand PCL(b)	2,132,439
15,887	Amber Enterprises India Ltd(b)	569,505
164,800	Beijing New Building Materials PLC Class A	680,398
24,313	BEML Ltd	677,478
734,718	Bharat Electronics Ltd	1,220,694
149,000	BYD Electronic International Co Ltd	676,901
2,084,200	Cemex SAB de CV(b)	1,357,376

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
21,902,000	China Tower Corp Ltd Class H(c)	$ 2,092,302
38,000	Chroma ATE Inc	325,879
11,234	Danaos Corp	743,915
789,000	Delta Electronics Inc	7,946,745
255,100	Delta Electronics Thailand PCL	576,685
36,876	Doosan Bobcat Inc	1,391,853
13,026	Doosan Robotics Inc(b)	250,983
88,699	GCC SAB de CV	835,051
186,000	Grupo Argos SA	426,245
6,650	Hanwha Aerospace Co Ltd	514,629
126,264	Hindustan Aeronautics Ltd	2,925,310
42,093	HMM Co Ltd	507,734
54,032	Hyundai Rotem Co Ltd(b)	1,109,595
34,000	Jentech Precision Industrial Co Ltd	657,745
245,200	Klabin SA	1,167,329
29,709	Larsen & Toubro Ltd	1,079,414
39,000	Lotes Co Ltd	996,654
213,000	Micro-Star International Co Ltd	1,083,599
66,000	Nan Ya Printed Circuit Board Corp	546,993
534,300	Nanofilm Technologies International Ltd	365,791
482,689	Rail Vikas Nigam Ltd	981,270
62,028	Riyadh Cables Group Co	1,141,191
6,809	Samsung C&T Corp	542,884
5,545	Samsung Electro-Mechanics Co Ltd	563,451
1,041,300	Semen Indonesia Persero Tbk PT	432,304
72,700	SF Holding Co Ltd Class A	408,526
64,000	Silergy Corp	606,645
83,900	Sunny Optical Technology Group Co Ltd	581,449
314,000	Sunonwealth Electric Machine Industry Co Ltd	1,134,818
1,113,800	Tian Di Science & Technology Co Ltd Class A	829,065
340,000	Unimicron Technology Corp	1,834,390
20,000	Voltronic Power Technology Corp	984,939
213,280	ZBOM Home Collection Co Ltd Class A	678,296
322,187	Zhejiang Sanhua Intelligent Controls Co Ltd Class A	1,314,587
56,530	ZTO Express Cayman Inc ADR	1,366,330
		46,259,387
Technology — 17.99%
57,893	Advantech Co Ltd	619,896
6,291	Agmo Holdings Bhd(b)	775
26,130	Arabian Internet & Communications Services Co	2,229,638
79,000	Asia Vital Components Co Ltd	840,594
149,950	Canmax Technologies Co Ltd Class A	529,951
33,215	Coforge Ltd	2,033,580
Shares		Fair Value
Technology — (continued)
35,170	Dongjin Semichem Co Ltd	$ 872,016
6,351	Elm Co	1,320,850
15,000	Global Unichip Corp	638,729
67,114	HCL Technologies Ltd	994,726
134,139	Infosys Ltd	2,305,221
127,742	Infosys Ltd Sponsored ADR	2,185,666
119,000	International Games System Co Ltd	2,407,758
137,000	ITE Technology Inc	667,261
403,000	King Yuan Electronics Co Ltd	950,388
321,500	Kingnet Network Co Ltd Class A	554,610
324,000	MediaTek Inc	7,407,569
333,800	NetEase Inc	6,693,108
41,656	Netweb Technologies India Ltd(b)	415,199
126,000	Novatek Microelectronics Corp	1,654,582
590,935	Samsung Electronics Co Ltd	29,874,203
7,667	SK Hynix Inc(b)	649,124
63,517	Sonata Software Ltd	807,822
2,463,000	Taiwan Semiconductor Manufacturing Co Ltd	40,162,279
65,882	Tata Consultancy Services Ltd	2,789,589
38,914	TDCX Inc ADR(b)	229,982
229,600	TOTVS SA	1,229,637
2,214,000	United Microelectronics Corp	3,108,824
15,000	Wiwynn Corp	699,460
10,194	WNS Holdings Ltd ADR(b)	697,881
		115,570,918
Utilities — 1.40%
206,000	Beijing Enterprises Holdings Ltd(b)	708,533
2,317,000	China Datang Corp Renewable Power Co Ltd Class H	549,445
2,227,000	China Longyuan Power Group Corp Ltd Class H	1,931,421
294,000	China Resources Power Holdings Co Ltd	559,383
258,500	Cia de Saneamento do Parana	1,174,591
22,030,128	Enel Chile SA	1,338,689
88,000	Energisa SA	820,030
301,891	ENN Natural Gas Co Ltd Class A	720,708
2,353,600	GD Power Development Co Ltd Class A	1,185,814
		8,988,614
TOTAL COMMON STOCK — 92.89% (Cost $614,208,164)		$596,662,838
EXCHANGE TRADED FUNDS
296,880	iShares ESG Aware MSCI EM ETF	8,989,526

TOTAL EXCHANGE TRADED FUNDS — 1.40% (Cost $9,411,867)		$8,989,526

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.06%
$ 1,698,782	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $1,698,782 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	$ 1,698,782
1,698,781	Undivided interest of 1.53% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $1,698,781 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(d)	1,698,781
1,698,782	Undivided interest of 1.56% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $1,698,782 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(d)	1,698,782
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,698,782	Undivided interest of 11.02% in a repurchase agreement (principal amount/value $15,453,042 with a maturity value of $15,459,854) with HSBC Securities (USA) Inc, 5.29%, dated 9/30/23 to be repurchased at $1,698,782 on 10/2/23 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 2/29/24 - 2/15/53, with a value of $15,762,104.(d)	$ 1,698,782
TOTAL SHORT TERM INVESTMENTS — 1.06% (Cost $6,795,127)		$6,795,127
TOTAL INVESTMENTS — 95.35% (Cost $630,415,158)		$612,447,491
OTHER ASSETS & LIABILITIES, NET — 4.65%		$29,860,707
TOTAL NET ASSETS — 100.00%		$642,308,198

(a)	All or a portion of the security is on loan at September 29, 2023.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	HKD	5,198,337	USD	663,925	10/04/2023	$(26)
RCM	USD	88,796	HKD	695,037	10/03/2023	32
					Net Appreciation	$6
Currency Abbreviations
HKD	Hong Kong Dollar
USD	U.S. Dollar
Counterparty Abbreviations
CGM	Citigroup Global Markets
RCM	RBC Capital Markets
Summary of Investments by Country as of September 29, 2023.
Country	Fair Value	Percentage of Fund Investments
China	$178,393,354	29.13%
India	96,712,610	15.79
Taiwan	84,998,405	13.88
South Korea	74,260,334	12.12
Brazil	26,374,764	4.31
Saudi Arabia	20,574,322	3.36
Indonesia	18,546,597	3.03
United States	17,684,653	2.89
Mexico	17,554,250	2.87
Thailand	12,385,022	2.02
South Africa	10,880,622	1.78
Greece	7,503,471	1.22
United Arab Emirates	7,166,579	1.17
Philippines	7,163,562	1.17
Hong Kong	6,023,269	0.98
Poland	5,904,750	0.96
Turkey	3,352,190	0.55
Malaysia	3,099,406	0.51
Chile	3,089,706	0.50
Uruguay	2,841,319	0.46
Hungary	1,505,749	0.25
Colombia	1,380,668	0.23
Slovenia	1,372,852	0.22
Peru	685,023	0.11
Luxembourg	634,099	0.10
Kuwait	596,282	0.10
Singapore	595,773	0.10
Qatar	589,865	0.10
Netherlands	577,995	0.09
Total	$612,447,491	100.00%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$8,616,601	$17,141,044	$—	$25,757,645
Communications	15,953,433	79,809,751	—	95,763,184
Consumer, Cyclical	15,760,544	51,217,879	—	66,978,423
Consumer, Non-cyclical	18,075,359	51,088,759	—	69,164,118
Energy	5,715,231	22,755,704	—	28,470,935
Financial	22,290,935	117,418,679	—	139,709,614
Industrial	6,716,734	39,542,653	—	46,259,387
Technology	6,633,825	108,937,093	—	115,570,918
Utilities	4,519,124	4,469,490	—	8,988,614
	104,281,786	492,381,052	—	596,662,838
Exchange Traded Funds	8,989,526	—	—	8,989,526
Short Term Investments	—	6,795,127	—	6,795,127
Total investments, at fair value:	113,271,312	499,176,179	—	612,447,491
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	32	—	32
Total Assets	$113,271,312	$499,176,211	$—	$612,447,523
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(26)	—	(26)
Total Liabilities	$0	$(26)	$—	$(26)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $135,867 in forward contracts for the reporting period.

September 29, 2023